DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)
DEFINED CONTRIBUTION PLAN
Employee compensation and benefits expenses	$ 2,539,858		$ 2,067,204		$ 1,248,682
China
DEFINED CONTRIBUTION PLAN
Total contributions | ¥		¥ 220,013		¥ 170,012		¥ 110,997
Hong Kong
DEFINED CONTRIBUTION PLAN
Employee compensation and benefits expenses	$ 3,345		$ 2,568		$ 2,197